Note 22 - Deferred tax assets and liabilities - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		$ 60,199	$ 29,174
Translation differences		(89)	822
Increase due to business combinations	[1]	(22,177)
Charged to other comprehensive income		(2,204)	2,673
Income statement (credit) / charge		(193,739)	27,530
At the end of the year		(158,010)	60,199
Deferred tax assets, provisions and allowances [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		(25,817)	(25,083)
Translation differences		(6)	(345)
Increase due to business combinations		(1,374)
Charged to other comprehensive income
Income statement (credit) / charge		(4,314)	(389)
At the end of the year		(31,511)	(25,817)
Deferred tax assets, inventory [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		(180,152)	(85,037)
Translation differences		(24)	114
Increase due to business combinations	[2]	(223)
Charged to other comprehensive income
Income statement (credit) / charge		(18,620)	(95,229)
At the end of the year		(199,019)	(180,152)
Deferred tax assets, tax loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		(310,589)	(485,763)
Translation differences		1	747
Increase due to business combinations	[2]	(1,875)
Charged to other comprehensive income
Income statement (credit) / charge		(322,431)	174,427
At the end of the year		(634,894)	(310,589)
Deferred tax assets, other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		(156,984)	(176,627)
Translation differences		(611)	(245)
Increase due to business combinations	[2]	(35,941)
Charged to other comprehensive income		(2,342)	954
Income statement (credit) / charge		9,881	18,934
At the end of the year		(185,997)	(156,984)
Deferred tax assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		(673,542)	(772,510)
Translation differences		(640)	271
Increase due to business combinations	[2]	(39,413)
Charged to other comprehensive income		(2,342)	954
Income statement (credit) / charge		(335,484)	97,743
At the end of the year		(1,051,421)	(673,542)
Deferred tax liabilities, fixed assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		575,667	669,830
Translation differences		41	(64)
Increase due to business combinations	[2]	4,175
Charged to other comprehensive income
Income statement (credit) / charge		38,991	(94,099)
At the end of the year		618,874	575,667
Deferred tax liabilities, inventory [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		43,532	27,508
Translation differences		113	15
Increase due to business combinations	[2]	7,563
Charged to other comprehensive income
Income statement (credit) / charge		63,127	16,009
At the end of the year		114,335	43,532
Deferred tax liabilities, intangible assets and other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		114,542	104,346
Translation differences		397	600
Increase due to business combinations	[2]	5,498
Charged to other comprehensive income		138	1,719
Income statement (credit) / charge		39,627	7,877
At the end of the year		160,202	114,542
Deferred Tax liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
At the beginning of the year		733,741	801,684
Translation differences		551	551
Increase due to business combinations	[2]	17,236
Charged to other comprehensive income		138	1,719
Income statement (credit) / charge		141,745	(70,213)
At the end of the year		$ 893,411	$ 733,741

[1]	Related to the GPC, Isoplus anticorrosion coating division and Mattr’s pipe coating business unit acquisitions. For more information see note 34.
[2]	Related to the GPC, Isoplus anticorrosion coating division and Mattr’s pipe coating business unit acquisitions. For more information see note 34.